Taxation - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation allowance
Balance at beginning of the year	¥ 299,355	¥ 2,113,455
Additions	88,236	176,145
Reversals	(6,085)	(1,990,245)
Balance at end of the year	¥ 381,506	¥ 299,355